Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 2.3%
Entertainment — 1.0%
Caesars Entertainment, Inc.*	40,692	$1,017,300
Healthcare Services — 0.2%
PACS Group, Inc.*	19,587	220,158
Lodging — 1.1%
Boyd Gaming Corp.	16,229	1,068,355
TOTAL COMMON STOCKS (Cost $3,126,168)		2,305,813

REAL ESTATE INVESTMENT TRUSTS — 97.1%
Apartments — 12.7%
American Homes 4 Rent, Class A	43,157	1,631,766
AvalonBay Communities, Inc.	4,738	1,016,869
Essex Property Trust, Inc.	10,884	3,336,708
Invitation Homes, Inc.	121,309	4,227,619
UDR, Inc.	57,695	2,606,083
		12,819,045
Diversified — 34.0%
American Tower Corp.	26,596	5,787,290
Crown Castle, Inc.	55,544	5,789,351
Digital Realty Trust, Inc.	41,691	5,973,903
Equinix, Inc.	5,138	4,189,268
Lamar Advertising Co., Class A	10,530	1,198,104
SBA Communications Corp.	23,597	5,191,576
VICI Properties, Inc.	70,324	2,293,969
Weyerhaeuser Co.	134,478	3,937,516
		34,360,977
Healthcare — 16.0%
Healthcare Realty Trust, Inc.	144,102	2,435,324
Omega Healthcare Investors, Inc.	66,983	2,550,712
Ventas, Inc.	19,330	1,329,131
Welltower, Inc.	64,580	9,894,302
		16,209,469
Hotels & Resorts — 1.5%
Host Hotels & Resorts, Inc.	103,390	1,469,172
Industrial — 8.0%
Americold Realty Trust, Inc.	61,128	1,311,807
EastGroup Properties, Inc.	3,572	629,208
Lineage, Inc.	8,602	504,335
Prologis, Inc.	50,638	5,660,822
		8,106,172
Manufactured Homes — 4.4%
Sun Communities, Inc.	34,574	4,447,599
Office Property — 2.0%
Highwoods Properties, Inc.	51,612	1,529,780
Kilroy Realty Corp.	15,258	499,852
		2,029,632
Regional Malls — 4.2%
Simon Property Group, Inc.	25,685	4,265,765
	Number of Shares	Value†

Single Tenant — 2.5%
Agree Realty Corp.	12,980	$1,001,926
Realty Income Corp.	26,324	1,527,055
		2,528,981
Storage & Warehousing — 10.2%
Extra Space Storage, Inc.	29,597	4,394,859
Iron Mountain, Inc.	26,163	2,251,064
Public Storage	12,055	3,607,941
		10,253,864
Strip Centers — 1.6%
Kimco Realty Corp.	74,610	1,584,716
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $93,386,211)		98,075,392

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $1,432,766)	1,432,766	1,432,766
TOTAL INVESTMENTS — 100.8% (Cost $97,945,145)		$101,813,971
Other Assets & Liabilities — (0.8)%		(837,849)
TOTAL NET ASSETS — 100.0%		$100,976,122

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

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